COMMITMENTS AND CONTINGENCIES (Details)	1 Months Ended		12 Months Ended
	Apr. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2021 PEN (S/)	[1]	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)	[1]	Dec. 31, 2019 PEN (S/)	[1]	Dec. 31, 2016 PEN (S/) Subsidary	Dec. 31, 2016 USD ($) Subsidary	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 11, 2021 Individual
Legal claim contingencies [Abstract]
Donations			S/ 9,949,000			S/ 128,884,000		S/ 10,378,000				$ 3,650,000
Number of individuals | Individual														65
Madoff Trustee Litigation [Member]
Legal claim contingencies [Abstract]
Principal amount on redemptions		$ 120,000,000.0
Fairfield Liquidator Litigation [Member]
Legal claim contingencies [Abstract]
Principal amount on redemptions	$ 115,200,000
Fujimori 2011 Campaign [Member]
Legal claim contingencies [Abstract]
Donations												$ 1,950,000	$ 1,700,000
Peruanos Por el Kambio Campaign [Member]
Legal claim contingencies [Abstract]
Number of subsidiaries made donations | Subsidary										3	3
Peruanos Por el Kambio Campaign [Member] | BCP Stand-alone, Mibanco and Grupo Pacifico [Member]
Legal claim contingencies [Abstract]
Donations										S/ 711,000	$ 200,000
SMV [Member] | Subsection 1.5 [Member] | UITs [Member]
Legal claim contingencies [Abstract]
Amount of fine					$ 210
SMV [Member] | Subsection 1.5 [Member] | U.S. Dollars [Member]
Legal claim contingencies [Abstract]
Amount of fine					207,375
SMV [Member] | Subsection 1.6 [Member] | UITs [Member]
Legal claim contingencies [Abstract]
Amount of fine					300
SMV [Member] | Subsection 1.6 [Member] | U.S. Dollars [Member]
Legal claim contingencies [Abstract]
Amount of fine					$ 270,000

[1]	In 2020, the Group made donations mainly through its subsidiaries BCP and MiBanco, a donation of S/100.0 million was the fundraising campaign called “#YoMeSumo” from BCP and S/10.0 million a donation from MiBanco, in both cases, to raise funds for the poorest families affected by COVID-19.